DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES - Narrative (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 19, 2023 CAD ($)	Apr. 21, 2023 USD ($)	Apr. 21, 2023 CAD ($)	Mar. 20, 2023 CAD ($)	Jul. 01, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 292,636,055	$ 292,636,055	$ 224,942,365
Decrease in intangible assets other than goodwill		8,925,787
Deferred revenue related to the U.S. Environmental Protection Agency ("EPA") Clean School Bus Program (Note 7.1)
Disclosure of detailed information about borrowings [line items]
Reimbursement of expenditures	37,200,000
Reimbursed portion of the expense reimbursements received	7,100,000	7,100,000
Investissement Quebec Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 27,307,848	$ 27,307,848	$ 23,573,074	$ 50,000,000			$ 26,991,772	$ 50,000,000
Government assistance					$ 12,475,417	$ 17,079,144